Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
May 31, 2022

Dates Covered
Collections Period	05/01/22 - 05/31/22
Interest Accrual Period	05/16/22 - 06/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/22	167,439,022.83	13,044
Yield Supplement Overcollateralization Amount 04/30/22	4,399,112.44	0
Receivables Balance 04/30/22	171,838,135.27	13,044
Principal Payments	8,582,775.93	268
Defaulted Receivables	166,881.90	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/22	4,049,900.05	0
Pool Balance at 05/31/22	159,038,577.39	12,768

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.54%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,759,804.06	101
Past Due 61-90 days	736,048.31	37
Past Due 91-120 days	30,719.11	2
Past Due 121+ days	0.00	0
Total	2,526,571.48	140

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.55%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.47%
Delinquency Trigger Occurred	NO

Recoveries	66,265.21
Aggregate Net Losses/(Gains) - May 2022	100,616.69
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.70%
Prior Net Losses/(Gains) Ratio	0.09%
Second Prior Net Losses/(Gains) Ratio	0.33%
Third Prior Net Losses/(Gains) Ratio	-0.51%
Four Month Average	0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.32%
Weighted Average Contract Rate, Yield Adjusted	6.40%
Weighted Average Remaining Term	30.97

Flow of Funds	$ Amount
Collections	9,261,361.03
Investment Earnings on Cash Accounts	1,286.90
Servicing Fee	(143,198.45)
Transfer to Collection Account	-
Available Funds	9,119,449.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	275,226.15
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	4,249,794.87
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	352,996.64
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	9,119,449.48

Servicing Fee	143,198.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 05/16/22	163,288,372.26
Principal Paid	8,400,445.44
Note Balance @ 06/15/22	154,887,926.82

Class A-1
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-2
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-3
Note Balance @ 05/16/22	44,118,372.26
Principal Paid	8,400,445.44
Note Balance @ 06/15/22	35,717,926.82
Note Factor @ 06/15/22	13.2810020%

Class A-4
Note Balance @ 05/16/22	81,820,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	81,820,000.00
Note Factor @ 06/15/22	100.0000000%

Class B
Note Balance @ 05/16/22	24,900,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	24,900,000.00
Note Factor @ 06/15/22	100.0000000%

Class C
Note Balance @ 05/16/22	12,450,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	12,450,000.00
Note Factor @ 06/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	366,007.40
Total Principal Paid	8,400,445.44
Total Paid	8,766,452.84

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	95,222.15
Principal Paid	8,400,445.44
Total Paid to A-3 Holders	8,495,667.59

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4420112
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1448529
Total Distribution Amount	10.5868641

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3540647
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.2353887
Total A-3 Distribution Amount	31.5894534

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	505.90
Noteholders' Principal Distributable Amount	494.10

Account Balances	$ Amount
Reserve Account
Balance as of 05/16/22	2,075,325.29
Investment Earnings	1,104.11
Investment Earnings Paid	(1,104.11)
Deposit/(Withdrawal)	-
Balance as of 06/15/22	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$555,298.80	$582,247.54	$464,553.18
Number of Extensions	32	32	23
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.32%	0.24%